Additional cash flow information - Summary of Proceeds from Sale of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Net book amount	£ 3	£ 4
Profit on sale of property, plant and equipment	0	2
Proceeds from sale of property, plant and equipment	£ 3	£ 6	£ 5